LOANS PAYABLE (Details Textual)			9 Months Ended		12 Months Ended
		Jun. 10, 2013 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CAD shares	Mar. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2014 CAD shares	Mar. 31, 2013 shares	Sep. 30, 2015	Mar. 31, 2014 CAD	Jun. 10, 2013 CAD
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares			33,333	33,333
Secured Debt		$ 241,185								CAD 250,000
Stock To BeIssued Upon Conversion Of Stock Option | shares					416,666	416,666
Fair Value Of Stock Option Issued					$ 106,185
Relative Fair Value Of Options Issued And Contributed Capital From Shareholders					$ 98,046
Share Price | $ / shares					$ 0.58
Debt Conversion, Original Debt, Amount					$ 58,000	CAD 60,000
Accretion of Discount					$ 98,046
Debt Instrument, Maturity Date		Jun. 10, 2014
Secured loan [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		10.00%						6.00%		10.00%
Lieberman Family Trust [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					10.00%				10.00%
Debt Instrument, Payment Terms					90 days	90 days
Minimum Capital To Be Raised For Redemption Of Loans					$ 2,711,700				CAD 3,000,000
Gaston-Dreyfus Remi [Member]
Short-term Debt [Line Items]
Debt Instrument, Periodic Payment, Total			$ 452,350	CAD 500,000
Debt Instrument, Interest Rate, Stated Percentage					6.00%				6.00%
Parvez Patel Huda [Member]
Short-term Debt [Line Items]
Debt Instrument, Periodic Payment, Total			99,517	110,000
Debt Instrument, Interest Rate, Stated Percentage					2.00%				2.00%
Minimum Capital To Be Raised For Redemption Of Loans					$ 5,694,570				CAD 6,300,000
Pope & Co [Member]
Short-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal			180,940	200,000
Debt Instrument, Periodic Payment, Interest			$ 12,138	CAD 13,417
Debt Instrument, Interest Rate, Stated Percentage					10.00%				10.00%
Debt Instrument, Payment Terms					90 days	90 days
Minimum Capital To Be Raised For Redemption Of Loans					$ 2,711,700				CAD 3,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			349,522
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.23
Loans Payable [Member]
Short-term Debt [Line Items]
Debt Instrument, Fair Value Disclosure					$ 143,139
Employee Stock Option [Member]
Short-term Debt [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares					100,000	100,000
Debt Instrument, Fair Value Disclosure					$ 63,481
Common Stock [Member]
Short-term Debt [Line Items]
Relative Fair Value Of Options Issued And Contributed Capital From Shareholders					0
Stock Issued During Period, Shares, Issued for Services | shares	[1]						200,000
Debt Instrument, Fair Value Disclosure					$ 34,565

[1]	In May, 2012, 200,000 common shares valued at $117,192 were issued for settlement of accounts payable relating to services performed in the prior year, which is included in general and administrative expenses for the year ended March 31, 2013.